SHORT TERM INVESTMENTS	6 Months Ended
Jun. 30, 2022
SHORT TERM INVESTMENTS
SHORT TERM INVESTMENTS

5. SHORT TERM INVESTMENTS

Short term investments consist of held-to-maturity investments and available-for-sale investments.

Held to maturity investments

Held-to-maturity investments consist of various fixed-income financial products purchased from Chinese commercial banks, which are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products are within one year with floating interest rates. They are classified as short term investments on the condensed consolidated balance sheets as its contractual maturity dates are less than one year. The repayments of principal of the financial products are not guaranteed by the Chinese commercial banks from which the fixed income financial products were purchased. Historically, the Group has received the principal and the interest in full upon maturity of these investments.

While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. No OTTI loss was recognized for the six months ended June 30, 2022 and 2021, respectively.

Available-for-sale investments

Investments other than held-to-maturity are classified as available-for-sale investments, which consist of various adjustable-income financial products purchased from Chinese commercial banks. All the available for sale investments did not have maturity date. They are classified as short-term investments on the condensed consolidated balance sheets as management intends to hold them for a period less than one year.

Available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. The aging of all the available-for-sale investments were less than 12 months as of June 30, 2022. No OTTI loss was recognized for the six months ended June 30, 2022 and 2021, respectively.

The amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments as of June 30, 2022 and December 31, 2021, are reflected in the tables below:

	As of June 30, 2022
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	60,000	—	60,000

Available-for-sale investments
Adjustable-rate financial products	18,000	509	18,509

	As of December 31, 2021
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	2,000	—	2,000

Available-for-sale investments
Adjustable-rate financial products	15,000	764	15,764

Interest income recognized on held-to-maturity investments for six months ended June 30, 2022 and 2021 were as follows:

	Six months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Interest income recognized on held-to-maturity investments	839	672